FundX Investment Trust
235 Montgomery Street, Suite 1049
San Francisco, California 94104-3008

February 14, 2017

VIA EDGAR TRANSMISSION

Ms. Lisa Larkin
Division of Investment Management
United States Securities and Exchange Commission
100 “F” Street, N.E.
Washington, D.C.  20549

Re:	FundX Investment Trust (the “Trust”) SEC File Numbers: 333-194652; 811-22951
FundX Sustainable Impact Fund (S000055223)

Dear Ms. Larkin:

Pursuant to Rule 485(a) under the Securities Act of 1933 (the “1933 Act”), the Trust hereby submits Post-Effective Amendment No. 15 to the Trust’s Registration Statement for the purpose of responding to SEC staff comments with respect to a new series to the Trust, the FundX Sustainable Impact Fund.  PEA No. 8 was filed pursuant to Rule 485(a) under the 1933 Act on Form N‑1A on July 15, 2016, and was designated to become effective on September 30, 2016.  The purpose of PEA No. 8 was to add one new series to the Trust, the FundX Sustainable Impact Fund (formerly the “FundX Sustainable Investor Fund”). PEA No. 9 was filed on September 27, 2016 to respond to SEC staff comments and file any outstanding exhibits.  PEA No. 9, which was anticipated to become effective on or around December 12, 2016, superseded PEA No. 8. PEA No. 10 was filed to respond to SEC staff comments on November 15, 2016 and was anticipated to become effective on or around January 14, 2017, superseding PEA No. 9. The Trust filed PEA Nos. 11 and 13 to designate new effective dates for PEA No. 10.

This PEA No. 15 supersedes PEA No. 10 and is filed to address SEC staff comments as reflected in several correspondence filings by the Trust on November 14, 2016, December 12, 2016 and January 26, 2017.  Pursuant to Rule 485(a)(1), the Trust anticipates that this filing shall become automatically effective on or about April 15, 2017.  However, in a separate correspondence, the Trust will request acceleration of effectiveness of this PEA No. 15 to March 10, 2017.  Pursuant to Rule 497(c) under the 1933 Act, the Trust intends to file the definitive forms of the Prospectus and Statement of Additional Information for the Fund, with the revisions discussed herein in response to your comments and to make certain non-material changes as appropriate, within five days after effectiveness.

If you have any questions concerning the foregoing, please contact Lillian Kabakali at (626) 914‑7372.

Sincerely,

/s/ Jason Browne
Jason Browne
President, FundX Investment Trust

cc: Steven G. Cravath, Cravath & Associates, LLC